Long-term debt (Details Narrative) - USD ($) $ in Thousands			12 Months Ended
	Aug. 02, 2024	Dec. 07, 2022	Mar. 31, 2025	Mar. 31, 2024
Debt Disclosure [Abstract]
Exchange rate	$ 95	$ 134	$ 2,337	$ 2,399
Interest rate	10.25%	10.75%	0.80%	0.80%
Term	48 months	48 months